Putnam
Arizona
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam Arizona Tax Exempt Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the appointment of Susan A. McCormack as your fund's manager. Before joining Putnam as a tax-exempt bond analyst in 1994, Susan was with Merrill Lynch. She has 13 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Manager

Susan A. McCormack

Volatility in municipal bond funds makes most investors uncomfortable and can, on occasion, prompt a reevaluation of investment choices. However, most people choose state-specific municipal bond funds to receive a steady monthly income free from federal and state income taxes. Your fund has continued to deliver this despite the impact of three interest-rate increases within the last six months.

Municipal bond prices decline as interest rates rise, and Putnam Arizona Tax Exempt Income Fund's returns for the six months ended November 30, 1999, reflect this relationship. Nevertheless, the fact that your fund outperformed most other Arizona municipal bond funds with similar investment objectives (see page 3) continues to make it one of the most attractive choices for Arizona investors seeking tax-free income.

Total return 6 months ended 11/30/99

      Class A              Class B              Class M
    NAV     POP          NAV     CDSC         NAV     POP
---------------------------------------------------------------
   -2.56%  -7.19%       -2.89%  -7.63%       -2.70%  -5.86%
---------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* MUNICIPAL YIELDS ON PAR WITH TREASURY YIELDS

If history tells us anything about bond investing, it is that buying a bond fund or staying in a bond fund after a bad year is often a smart thing to do. The bond market has endured its toughest year since 1994, but we believe that investors are faced with considerable opportunities just as they were following the bond bear markets of 1989 and 1994.

As of the middle of December, a long-term municipal bond offered a 6% yield, a superb level of tax-free income almost 100% of the yield on long-term taxable Treasury bonds. Traditionally, municipal bonds offer about 85% of the yield on long-term Treasury bonds. With inflation still remarkably low at 3% or less, after-tax and after-inflation income levels are the highest investors have seen in years.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Hospitals/
health care          22.7%

Education            17.7%

Transportation       16.3%

Utilities            13.4%

Housing               9.8%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.

* FUND SEEKS TO LOCK IN HIGHER YIELDS, INCREASE DIVERSIFICATION

When the semiannual period began in June, we were buying intermediate-term bonds for the portfolio. However, as the yield curve steepened and interest rates rose, we began to sell the intermediate-term bonds and buy longer maturities to lock in the higher yields. Evidence of this strategy can be seen by the lengthening of the portfolio's average duration, which increased from 6.3 years to almost 8 years by the end of the period. Duration is a measure of bond price sensitivity to changes in interest rates and reflects the portfolio's maturity structure.

In addition to Arizona municipal bonds, your fund is also able to invest in securities issued by U.S. territories such as Guam and Puerto Rico. Because of limited supply and selection in the Arizona municipal bond market, we took advantage of this flexibility during the period.

We also continue to hold a Guam Power Authority revenue bond to enhance diversification in the portfolio. Since there is only one power authority supplying power in Guam, we felt that its Baa3/BBB investment-grade credit rating was quite secure, and would provide an attractive yield for the portfolio. However, during the last six months, the Authority obtained municipal bond insurance, which guarantees its principal and interest payments, and the bond is now rated AAA.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aa/AA -- 10.8%

A -- 4.2%

Baa/BBB -- 17.5%

Ba/BB and under -- 11.1%

Aaa/AAA -- 56.4%

Footnote reads:
*As a percentage of market value as of 11/30/99. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

The health-care industry continued to be an important contributor to your fund's performance. Selectivity is crucial in this sector because hospitals are going though some difficult times as a result of legislation enacted several years ago. During the summer, a long-time holding, the Cochise County Industrial Development revenue bonds (Sierra Vista Community Hospital) were prerefunded by a new issue of bonds. Proceeds from the new issue went into a Treasury bond escrow account that guarantees payment of the principal and interest on the older issue of bonds. When the new bonds came to market, Putnam successfully purchased the entire issue. The newly purchased Cochise County Industrial Development revenue bonds are noncallable over a 20-year period and contribute a generous 6.20% coupon to the portfolio.

Putnam Arizona Tax Exempt Income Fund's class A shares ranked in the top 23% by Lipper for the 1-year period ended December 31, 1999. The fund ranked 9 out of 39 municipal bond funds ranked.

Past performance is not indicative of future results. For the 3- and 5-year periods ended 12/31/99, the fund ranked 18 out of 37 (48%) and 15 out of 26 (56%) respectively. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary.

Thousands of projects financed by just two types of bonds

Municipal bonds are the most important means of financing thousands of different public projects, but surprisingly, there are only two basic types of bonds. General obligation bonds (Gos), secured by the full faith and credit of the city or town, are repaid by either a limited or an unlimited tax on property. Cities and towns usually issue general obligation bonds for school, park, or public building projects. The voters in a community must approve each issue of general obligation bonds.

Revenue bonds, on the other hand, are secured by fees derived from tolls, charges or rents paid by the users of the facility. Highways, bridges, and water and sewage treatment plants are typical projects financed or improved by revenue bond proceeds. Industrial revenue bonds are issued through an Industrial Development Authority to finance projects for a private user (usually a corporation), that also guarantees repayment of the principal and interest. Hospital, dormitory, airport, and housing projects are commonly financed with industrial revenue bonds.

* STRENGTH OF NATIONAL AND LOCAL ECONOMY BODES WELL FOR ARIZONA MUNI BONDS

A strong national economy means that people will continue to travel for business and leisure. That reality is good for Arizona's tourism industry as well as for its aerospace companies such as Allied Signal and Honeywell, whose equipment helps keep planes flying. Metro Phoenix remains a haven for golfers, retirees, and tourists. But it has also emerged as a center for the high-tech, aviation, manufacturing, and service industries. This burgeoning local economy enhances the security of general obligation and revenue bonds issued within the state.

With the Fed's third and much anticipated move to increase interest rates in November, it has declared a neutral bias. For now, inflation seems to be under control. However, the threat of inflation and the strong economy will be the primary force driving volatility in both the bond and stock markets in the months ahead. Even with an official neutral bias by the Fed, we could see more Fed tightening in the coming months if the economy doesn't begin to slow down.

After three interest-rate hikes and the end of the Y2K uncertainty, we believe that the bond market's adverse behavior may be coming to an end in the first half of the year. As such, we are inclined to take slightly more risk in the portfolio while we concentrate on our two major themes of continuing to reduce the level of intermediate holdings and extending the price sensitivity of the portfolio. Both of these themes should also enhance monthly income levels. Please remember that volatile markets, though unpleasant, provide the opportunity to add yield, find exceptional credits, and improve call protection in your fund -- strategies that are very rewarding for shareholders over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Arizona Tax Exempt Income Fund is designed for investors seeking high current income free from federal and state income taxes, consistent with capital preservation.




TOTAL RETURN FOR PERIODS ENDED 11/30/99

                                Class A           Class B           Class M
(inception dates)              (1/30/91)         (7/15/93)         (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
---------------------------------------------------------------------------------

6 months                    -2.56%    -7.19%   -2.89%  -7.63%    -2.70%  -5.86%
---------------------------------------------------------------------------------
1 year                      -1.63     -6.34    -2.28   -6.95     -2.02   -5.16
---------------------------------------------------------------------------------
5 years                     37.00     30.50    32.90   30.90     35.11   30.67
Annual average               6.50      5.47     5.85    5.53      6.20    5.50
---------------------------------------------------------------------------------
Life of fund                68.92     60.98    58.67   58.67     63.93   58.61
Annual average               6.12      5.54     5.37    5.37      5.76    5.36
---------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

                        Lehman Brothers Municipal       Consumer
                               Bond Index              price index
--------------------------------------------------------------------
6 months                          -1.87%                  1.32%
--------------------------------------------------------------------
1 year                            -1.08                   2.68
--------------------------------------------------------------------
5 years                           43.85                  12.49
Annual average                     7.54                   2.38
--------------------------------------------------------------------
Life of fund                      80.50                  25.11
Annual average                     6.92                   2.57
--------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.





PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/99


                                      Class A          Class B          Class M
--------------------------------------------------------------------------------------
Distributions (number)                   6                6                6
--------------------------------------------------------------------------------------
Income                              $0.234414        $0.205017        $0.221397
--------------------------------------------------------------------------------------
Capital gains1                          --               --               --
--------------------------------------------------------------------------------------
  Total                             $0.234414        $0.205017        $0.221397
--------------------------------------------------------------------------------------
Share value:                      NAV      POP           NAV        NAV      POP
--------------------------------------------------------------------------------------
5/31/99                          $9.22    $9.68         $9.21      $9.23    $9.54
--------------------------------------------------------------------------------------
11/30/99                          8.75     9.19          8.74       8.76     9.05
--------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------
Current dividend rate2            5.35%    5.09%         4.70%      5.05%    4.88%
--------------------------------------------------------------------------------------
Taxable equivalent3               9.33     8.88          8.20       8.81     8.51
--------------------------------------------------------------------------------------
Current 30-day SEC yield4         5.05     4.81          4.40       4.75     4.60
--------------------------------------------------------------------------------------
Taxable equivalent3               8.81     8.39          7.68       8.29     8.03
--------------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 42.68% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.






TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                                 Class A           Class B           Class M
(inception dates)               (1/30/91)         (7/15/93)         (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
--------------------------------------------------------------------------------------
                                                                          <C
6 months                      -2.17%   -6.81%   -2.50%   -7.26%   -2.31%   -5.45%
--------------------------------------------------------------------------------------
1 year                        -3.11    -7.75    -3.65    -8.25    -3.60    -6.78
--------------------------------------------------------------------------------------
5 years                       32.18    25.88    28.22    26.22    30.33    26.12
Annual average                 5.74     4.71     5.10     4.77     5.44     4.75
--------------------------------------------------------------------------------------
Life of fund                  66.99    59.14    56.77    56.77    62.02    56.77
Annual average                 5.92     5.35     5.17     5.17     5.56     5.17
--------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
November 30, 1999 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC                 -- AMBAC Indemnity Corporation
CLI Insd.             -- Connie Lee Insurance Insured
COP                   -- Certificate of Participation
FGIC                  -- Financial Guaranty Insurance Company
FHA Insd.             -- Federal Housing Administration Insured
FHLMC Coll.           -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll.            -- Federal National Mortgage Association Collateralized
FSA                   -- Financial Security Assurance
GNMA Coll.            -- Government National Mortgage Association Collateralized
G.O. Bonds            -- General Obligation Bonds
MBIA                  -- Municipal Bond Investors Assurance Corporation

MUNICIPAL BONDS AND NOTES (96.9%) (a)
PRINCIPAL AMOUNT                                                                                RATING(RAT)          VALUE
Arizona (88.7%)
--------------------------------------------------------------------------------------------------------------------------
                     AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
        $ 1,975,000    (Phoenix Mem. Hosp.), 8.2s, 6/1/21                                       BB            $  2,014,500
          1,500,000    (Phoenix Children's Hosp.), Ser. A,
                       6 1/8s, 11/15/22                                                         A2               1,462,500
          3,000,000    (Northern AZ Healthcare Syst.), AMBAC,
                       4 3/4s, 10/1/30                                                          Aaa              2,475,000
                     AZ State Hlth. Facs. Auth. Rev. Bonds
                       (Bethesda Foundation), Ser. A
          2,000,000    6.4s, 8/15/27                                                            BB/P             1,887,500
          1,315,000    6 3/8s, 8/15/15                                                          BB/P             1,280,481
          1,500,000  AZ Student Loan Acquisition Auth. Rev. Bonds,
                       Ser. B, 6.6s, 5/1/10                                                     Aa3              1,561,875
          1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                                     Aaa              1,772,625
          1,100,000  Chandler, St. & Hwy. Rev. Bonds, MBIA, 8s, 7/1/11                          Aaa              1,368,125
          2,150,000  Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14 (SEG)                   Aaa              2,714,375
                     Cochise Cnty., Indl. Dev. Rev. Bonds
                       (Sierra Vista Cmnty. Hosp.)
          1,995,000    Ser. B, 8 1/2s, 12/1/21                                                  AAA              2,154,600
          2,485,000    Ser. C, 8 1/4s, 12/1/14                                                  AAA              2,761,456
          1,100,000    Ser. A, 6.2s, 12/1/21                                                    BBB-/P           1,038,125
                     Coconino Cnty., Poll. Control Rev. Bonds
                       (Nevada Power Co.)
          4,000,000    6 3/8s, 10/1/36                                                          BBB              3,905,000
          3,000,000    Ser. B, 5.8s, 11/1/32                                                    BBB              2,688,750
          1,000,000  Gilbert, Wtr. & Swr. Rev. Bonds, FGIC, 6 1/2s, 7/1/22                      Aaa              1,061,250
                     Gilbert, Wtr. & Wastewtr. Syst. Rev. Bonds
          1,075,000    6 7/8s, 4/1/14                                                           BB+/P            1,084,697
            425,000    6 7/8s, 4/1/14, Prerefunded                                              BB+/P              435,030
          1,000,000  Glendale, Indl. Dev. Auth. Edl. Fac. Rev. Bonds,
                       CLI Insd., 7 1/8s, 7/1/20                                                AAA              1,127,500
          4,500,000  Maricopa Cnty., Hosp. Rev.Bonds
                       (Sun Health Corp.), 6 1/8s, 4/1/18                                       Baa1             4,393,125
          3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac.
                       Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A,
                       MBIA, 7s, 12/1/16                                                        Aaa              4,033,750
          2,670,000  Maricopa Cnty., Indl. Dev. Auth. Multi-Fam. Hsg.
                       Rev. Bonds (Laguna Point Apt.), 6 3/4s, 7/1/19                           A                2,810,175
          5,000,000  Maricopa Cnty., Poll. Control Rev. Bonds
                       (Public Service Co.), Ser. A, 6.3s, 12/1/26                              Baa3             4,806,250
                     Maricopa Cnty., School Dist. G.O. Bonds
          2,000,000    (Dist. No. 69 Paradise Valley), Ser. B, MBIA,
                       7s, 7/1/12                                                               Aaa              2,302,500
            960,000    (School Dist. No. 11 Peoria U.), MBIA,
                       6.4s, 7/1/10                                                             Aaa                992,400
          1,500,000    (Dist. No. 69 Paradise Valley), MBIA, 6.35s, 7/1/10                      Aaa              1,640,625
          3,175,000    Ser. C, FSA, 6 1/4s, 7/1/14                                              Aaa              3,409,156
          1,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12                         Aaa              1,186,250
          1,435,000  Mohave Cnty., Indl. Dev. Auth. Multi-Fam. Mtge.
                       Rev. Bonds (Coopers Ridge Apts.), FHA Insd.,
                       7 3/8s, 4/1/32                                                           AAA              1,522,894
          2,725,000  Northern AZ U. Rev. Bonds, FGIC, 6 1/2s, 6/1/09                            Aaa              3,034,966
          3,845,000  Phoenix, Civic Impt. Corp. Rev. Bonds, Ser. 405,
                       6.6s, 7/1/15 (acquired 8/7/98, cost $4,056,744) (RES)                    AAA/P            3,489,338
                     Phoenix, G.O. Bonds
          1,000,000    6 3/8s, 7/1/13                                                           Aa1              1,046,250
          1,000,000    6s, 7/1/10                                                               Aa1              1,077,500
          1,300,000    4 3/4s, 7/1/23                                                           Aa1              1,098,500
          1,600,000  Phoenix, Hsg. Fin. Corp. Mtge. Rev. Bonds, Ser. A,
                       MBIA, 6.9s, 1/1/23                                                       Aaa              1,634,000
          2,150,000  Phoenix, Indl. Dev. Auth. Rev. Bonds
                       (Chris Ridge Village), FHA Insd., 6.8s, 11/1/25                          AAA              2,214,500
          1,635,000  Pima Cnty., Indl. Dev. Auth. Single Family Mtge.
                       Rev. Bonds, FHLMC Coll., FNMA Coll.,
                       GNMA Coll., 6.15s, 11/1/23                                               AAA              1,694,269
          1,000,000  Pima Cnty., School Dist. No. 1 Rev. Bonds, FGIC,
                       7 1/2s, 7/1/08                                                           Aaa              1,166,250
          2,000,000  Pinal Cnty., COP, 6 1/2s, 6/1/09                                           AA               2,115,000
          2,000,000  Pinal Cnty., Indl. Dev. Auth. Rev. Bonds (Casa
                       Grande Regl. Med. Ctr.), Ser. A, 8 1/8s, 12/1/22                         B/P              2,025,000
          1,325,000  Pinal Cnty., School Dist. G.O. Bonds (AZ U.,
                       Apache Junction), Ser. A, FGIC, 6.8s, 7/1/08                             Aaa              1,482,344
          3,250,000  Salt River, Rev. Bonds (Project Agric.), 6s, 1/1/09                        Aa2              3,457,188
          1,140,000  Scottsdale, G.O. Bonds, 5 1/2s, 7/1/12                                     Aa1              1,162,800
          1,740,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
                       (Scottsdale Memorial Hosp.), Ser. A, AMBAC,
                       6 1/8s, 9/1/17                                                           Aaa              1,796,550
          4,000,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds (First Mtge.
                       Westminster Village), Ser. A, 8 1/4s, 6/1/15                             BB-/P            4,315,000
          1,000,000  Sedona COP, 7.2s, 4/1/12                                                   BBB/P            1,015,000
          1,000,000  South Tucson, Muni. Property Corp. Fac.
                       Rev. Bonds, 8 1/2s, 6/1/05                                               BB               1,031,670
          4,000,000  Tucson, Arpt. Auth. Special Fac. Rev. Bonds
                       (Lockheed Aermod Ctr. Inc.), 8.7s, 9/1/19                                Baa3             4,191,880
          3,985,000  Tucson, G.O. Bonds, FGIC, 6.4s, 7/1/08                                     Aaa              4,363,575
            845,000  Tucson, Indl. Dev. Auth. Multi-Fam. Rev. Bonds
                       (La Entrada), FHA Insd., 7.4s, 7/1/26                                    AAA                869,294
          3,765,000  Tucson, St. & Hwy. User Rev. Bonds, Sr. Lien, MBIA,
                       6s, 7/1/10                                                               Aaa              4,052,081
                     Tucson, Wtr Rev. Bonds,
          1,000,000    FGIC, 5 1/2s, 7/1/14                                                     Aaa              1,012,500
          1,750,000    Ser. A, FGIC, 5s, 7/1/10                                                 Aaa              1,719,375
          1,000,000  U. of AZ COP (Telecommunications Syst.),
                       6 1/2s, 7/15/12                                                          A+               1,055,000
          1,450,000  U. of AZ Med. Ctr. Corp. Hosp. Rev. Bonds, MBIA,
                       6 7/8s, 7/1/21                                                           Aaa              1,535,188
                     U. of AZ Rev. Bonds
          1,000,000    Ser. B, 6.9s, 6/1/16                                                     AA               1,033,970
          1,000,000    6 1/4s, 6/1/11                                                           AA               1,047,500
                                                                                                            --------------
                                                                                                               115,627,002

Guam (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Guam, Pwr. Auth. Rev. Bonds, Ser. A, MBIA,
                       5 1/8s, 10/1/29                                                          AAA                890,000

Puerto Rico (7.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Cmnwlth. of PR, G.O. Bonds, MBIA, 6 1/4s, 7/1/12                           Aaa              1,097,500
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          5,470,000    Ser. 396, 7.1s, 7/1/09 (acquired 7/30/98,
                       cost $6,353,624) (RES)                                                   AAA/P            5,914,438
          1,000,000    Ser. Y, MBIA, 6 1/4s, 7/1/09                                             Aaa              1,101,250
          1,500,000  Cmnwlth. of PR, Pub. Bldg. Auth. Gtd. Ed. & Hlth.
                       Fac. Rev. Bonds, Ser. L, 6 7/8s, 7/1/21                                  Aaa              1,618,125
                                                                                                            --------------
                                                                                                                 9,731,313
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $126,382,124) (b)                                                $126,248,315
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $130,313,463.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

(b)   The aggregate identified cost on a tax basis is $126,385,647, resulting in gross unrealized appreciation and depreciation of $3,074,292 and $3,211,624, respectively, or net unrealized depreciation of $137,332.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      November 30, 1999 was $9,403,776 or 7.2% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1999.

      The fund had the following industry group concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

          Hospitals/health care    22.7%
          Education                17.7
          Transportation           16.3
          Utilities                13.4

      The fund had the following insurance concentrations greater than 10% at November 30, 1999
      (as a percentage of net assets):

          MBIA                     15.8%
          FGIC                     15.0


-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1999 (Unaudited)
                                                                    Unrealized
                                       Aggregate Face   Expiration Appreciation/
                         Total Value        Value          Date   (Depreciation)
-------------------------------------------------------------------------------
Muni Bond Index (Long)   $2,090,000      $2,072,440       Dec-99      $17,560
Muni Bond Index (Long)      935,625         935,816       Mar-00         (191)
-------------------------------------------------------------------------------
                                                                      $17,369
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $126,382,124) (Note 1)                                            $126,248,315
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,613,447
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        2,929,844
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   12,530
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           75,000
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          11,752
-----------------------------------------------------------------------------------------------
Total assets                                                                        130,890,888

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   148,944
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              196,944
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            132,150
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                5,069
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,765
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,037
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   55,946
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   27,570
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       577,425
-----------------------------------------------------------------------------------------------
Net assets                                                                         $130,313,463

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $132,929,957
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            220,694
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (2,720,748)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (116,440)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $130,313,463

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($97,572,481 divided by 11,154,084 shares)                                                $8.75
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.75)*                                    $9.19
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($31,883,034 divided by 3,648,825 shares)+                                                $8.74
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($857,948 divided by 97,931 shares)                                                       $8.76
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.76)**                                   $9.05
-----------------------------------------------------------------------------------------------
  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1999 (Unaudited)
Tax exempt interest income:                                                         $ 4,098,555
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        289,456
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           73,124
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         5,228
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,068
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   102,505
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   139,384
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     1,791
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   1,617
-----------------------------------------------------------------------------------------------
Auditing                                                                                 22,572
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,807
-----------------------------------------------------------------------------------------------
Postage                                                                                   3,267
-----------------------------------------------------------------------------------------------
Other                                                                                    10,383
-----------------------------------------------------------------------------------------------
Total expenses                                                                          656,202
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (23,119)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            633,083
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,465,472
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (381,065)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         188,428
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                                  (7,006,463)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (7,199,100)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(3,733,628)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  3,465,472    $  6,814,884
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (192,637)         (8,063)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (7,006,463)     (1,685,176)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (3,733,628)      5,121,645
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (2,727,994)     (5,293,888)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (709,402)     (1,292,666)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (16,687)        (22,214)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                    (4,753,853)     (9,474,022)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (11,941,564)    (10,961,145)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 142,255,027     153,216,172
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $220,694 and $209,305, respectively)                                     $130,313,463    $142,255,027
---------------------------------------------------------------------------------------------------------------
 * Unaudited


The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                      ended
Per-share                                           Nov. 30
operating performance                             (Unaudited)                            Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.22            $9.32            $9.03            $8.84            $9.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .23              .44(c)           .44              .46              .47
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.47)            (.11)             .29              .19             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.24)             .33              .73              .65              .30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.23)            (.43)            (.44)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)            (.43)            (.44)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.75            $9.22            $9.32            $9.03            $8.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (2.56)*           3.57             8.28             7.52             3.38
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $97,572         $108,205         $120,649         $122,743         $126,716
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .40*             .84 (c)          .99              .98             1.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.63*            4.71 (c)         4.76             5.11             5.20
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               2.55*           21.60            29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the
                                                                                                    nine months         Year
Per-share                                                                                              ended            ended
operating performance                                                                                 May 31          August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1995++           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.84            $9.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .38              .51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                               .17             (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .55             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.38)            (.50)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                       --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.38)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $9.01            $8.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                  6.45*           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $136,598         $142,950
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .70*             .97
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               4.42*            5.55
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 51.48*           34.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                     ended
Per-share                                           Nov. 30
operating performance                             (Unaudited)                           Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.21            $9.30            $9.02            $8.82            $9.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .21              .38(c)           .38              .40              .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.47)            (.10)             .28              .20             (.18)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.26)             .28              .66              .60              .23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.37)            (.38)            (.40)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)            (.37)            (.38)            (.40)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.74            $9.21            $9.30            $9.02            $8.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (2.89)*           3.01             7.47             6.94             2.60
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $31,883          $33,480          $32,046          $28,340          $24,050
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .73*            1.49 (c)         1.64             1.63             1.67
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.31*            4.09 (c)         4.10             4.44             4.52
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               2.55*           21.60            29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       For the
                                                                                                     nine months          Year
Per-share                                                                                               ended            ended
operating performance                                                                                   May 31         August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1995++           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.83            $9.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .34              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                               .17             (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .51             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.34)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                                                            --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.34)            (.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $9.00            $8.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                  5.99*           (1.80)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $21,538          $16,247
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                               1.19*            1.60
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               3.89*            4.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 51.48*           34.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                            For the period
Per-share                                           Nov. 30                                                           July 3, 1995+
operating performance                             (Unaudited)                 Year ended May 31                        to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.23            $9.33            $9.04            $8.85            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .22              .41(c)           .41              .43(d)           .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.47)            (.11)             .30              .19             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.25)             .30              .71              .62              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.22)            (.40)            (.42)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.22)            (.40)            (.42)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.76            $9.23            $9.33            $9.04            $8.85
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (2.70)*           3.26             7.96             7.19             4.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $858             $570             $521             $503             $293
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .55*            1.14(c)          1.29             1.28             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.50*            4.44(c)          4.47             4.75             4.28*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               2.55*           21.60            29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
November 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Arizona Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Arizona state income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of Arizona tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1999, the fund had a capital loss carryover of approximately $734,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                                  Expiration
--------------                                  ------------
      $199,000                                  May 31, 2003
       351,000                                  May 31, 2004
       184,000                                  May 31, 2005

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter. Effective August 1, 1998, the Trustees approved a management fee waiver of 0.10% on each tier. On June 4, 1999, the Trustees approved a management fee schedule which became effective on July 1, 1999, based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1999, fund expenses were reduced by $23,119 under expense-offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $525 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $6,507 and $648 from the sale of class A and class M shares, respectively and $44,910 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter, received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,432,605 and $11,220,780, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        466,570       $  4,176,456
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      144,672          1,287,642
-----------------------------------------------------------------------------
                                                   611,242          5,464,098

Shares
repurchased                                     (1,195,556)       (10,672,415)
-----------------------------------------------------------------------------
Net decrease                                      (584,314)      $ (5,208,317)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,016,562       $  9,473,346
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      265,884          2,481,275
-----------------------------------------------------------------------------
                                                 1,282,446         11,954,621

Shares
repurchased                                     (2,494,204)       (23,270,639)
-----------------------------------------------------------------------------
Net decrease                                    (1,211,758)      $(11,316,018)
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        355,064        $ 3,188,474
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       41,636            370,142
-----------------------------------------------------------------------------
                                                   396,700          3,558,616

Shares
repurchased                                       (383,668)        (3,428,504)
-----------------------------------------------------------------------------
Net increase                                        13,032        $   130,112
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        740,141        $ 6,904,800
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       68,850            641,600
-----------------------------------------------------------------------------
                                                   808,991          7,546,400

Shares
repurchased                                       (617,952)        (5,758,768)
-----------------------------------------------------------------------------
Net increase                                       191,039        $ 1,787,632
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                         37,590          $ 336,673
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,342             11,887
-----------------------------------------------------------------------------
                                                    38,932            348,560

Shares
repurchased                                         (2,710)           (24,208)
-----------------------------------------------------------------------------
Net increase                                        36,222          $ 324,352
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                         10,247           $ 95,194
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,074             10,031
-----------------------------------------------------------------------------
                                                    11,321            105,225

Shares
repurchased                                         (5,407)           (50,861)
-----------------------------------------------------------------------------
Net increase                                         5,914           $ 54,364
-----------------------------------------------------------------------------


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com

The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*  Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.  Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.



Fund information


WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Susan A. McCormack
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Arizona Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com



SA044 57661 855/235/2AA 1/00